Non-controlling Interests - Schedule of Summarized Financial Information of Non Controlling Interest (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of noncontrolling interests [line items]
Profit for the year	$ 56	$ 43	$ 21
Current assets	14,044	14,977
Non-current assets	30,626	29,967
Current liabilities	(7,581)	(7,465)
Non-current liabilities	(16,175)	(17,131)
Cash flows from operating activities	4,210	3,938	$ 3,881
Republic Cement and Building Materials Inc and Republic Cement Land & Resources, Inc [member]
Disclosure of noncontrolling interests [line items]
Profit for the year	61	22
Current assets	210	250
Non-current assets	1,618	1,754
Current liabilities	(240)	(181)
Non-current liabilities	(737)	(984)
Net assets	851	839
Cash flows from operating activities	$ 77	$ 38